Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit (loss) for the year	R$ 111,229	R$ (853,058)	R$ (1,215,964)
Adjustments to reconcile net income (loss) to net cash provided by operations
Accrued charges on borrowings and financing	2,346,598	2,944,558	2,889,163
Charges on loans and financing granted	(54,777)	(58,731)	(65,084)
Depreciation/ depletion / amortization	1,453,335	1,322,497	1,176,840
Equity in results of affiliated companies	(109,111)	(64,918)	(1,160,348)
Deferred income tax and social contribution	50,128	60,368	2,767,545
Provision for tax, social security, labor and civil risks	10,166	(25,642)	85,965
Monetary variations and exchange differences	250,660	(1,038,018)	3,389,448
Gain/(Loss) of derivative financial instruments	(28,503)	(5,467)	4,086
Monetary adjustment related to the Eletrobras's compulsory loan	(755,151)	0	0
Impairment of available-for-sale assets	0	0	555,298
Proceeds from disposal of assets	28,127	88,339	6,466
Gain on repurchase of debt securities	0	(146,214)	(166,642)
Provision for actuarial liabilities	(36,953)	(18,803)	1,193
Gain on business combination	0	(66,496)	(3,297,499)
Gain on disposal of available for sale assets	0	(252,023)	0
Provision for environmental liabilities and decommissioning of assets	(10,051)	18,133	0
Impairment of Transnordestina	0	387,989	0
Other provisions	82,682	(993)	101,855
Total	3,338,379	2,291,521	5,072,322
Changes in assets and liabilities
Trade receivables - third parties	(300,449)	(388,469)	208,488
Trade receivables - related parties	14,449	(3,956)	217,439
Inventories	(442,109)	947,834	(726,800)
Receivables from related parties	68,224	34,082	3,545,142
Recoverable taxes	(100,470)	275,018	(537,669)
Judicial deposits	(6,720)	38,910	(35,415)
Trade payables	667,032	482,009	301,118
Payroll and related taxes	(3,658)	(5,691)	188,734
Taxes in installments - REFIS	23,775	(253,374)	(176,737)
Payables to related parties	46,081	(9,726)	(69,412)
Interest paid	(2,634,931)	(3,050,036)	(2,964,826)
Interest received	0	19,636	8,402
Interest on swaps paid	0	(3,999)	0
Other	(97,752)	(97,841)	38,377
Increase (Decrease) in assets and liabilities	(2,766,528)	(2,015,603)	(3,159)
Net cash generated by operating activities	571,851	275,918	5,069,163
Investments / acquisition of shares	0	(190,435)	(2,727,036)
Purchase of property, plant and equipment	(1,059,481)	(1,628,694)	(1,616,173)
Capital reduction on joint venture	0	0	466,758
Payment in derivative transactions	30,453	(722,443)	903,153
Purchase of intangible assets	(622)	(3,119)	(1,462)
Cash and cash equivalents in Namisa consolidation	0	0	456,364
Loans granted to related parties	(49,072)	(96,461)	(61,217)
Financial investment, net of redeemed amount	24,679	3,208	(728,725)
Receipt loans - related party	4,819	0	443,345
Cash and Cash equivalents from discontinued operations	0	331,835	0
Cash and Cash equivalents on acquisition of control	0	941	0
Net cash used in investing activities	(1,049,224)	(2,305,168)	(2,864,993)
Borrowings and financing raised	534,506	22,597	411,793
Cost of borrowing	(238)	(26,844)	(38,302)
Payment of borrowings	(1,528,023)	(398,699)	(2,380,968)
Payment of borrowings - related parties	0	0	(52,839)
Payment of dividends and interests on shareholder's equity	0	(53)	(549,835)
Treasury shares	0	0	(9,390)
Forfaiting funding / drawee risk	0	78,240	924,706
Forfaiting amortization / drawee risk	0	(407,155)	(1,146,306)
Buyback of debt securities	0	(151,098)	(249,627)
Net cash used in financing activities	(993,755)	(883,012)	(3,090,768)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	11,538	(77,628)	61,629
Increase (Decrease) in cash and cash equivalents	(1,459,590)	(2,989,890)	(824,969)
Cash and cash equivalents at the beginning of the year	4,871,162	7,861,052	8,686,021
Cash and cash equivalents at the end of the year	R$ 3,411,572	R$ 4,871,162	R$ 7,861,052